Long-term Investments, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term Investments, Net
Investment gain of alternative measure method investments	¥ 0		¥ 34,200,000
Carrying value of equity investments without readily determinable fair value	666,000,000.0		793,100,000
Impairment charges for long-term investments	5,900,000	$ 847	46,375,000	¥ 15,989,000
Equity Method Investments carrying value	280,000,000.0
Investment income (loss) related to short-term investments	24,200,000
Fair value change on financial products with original maturities greater than one year	¥ 13,200,000		¥ (2,900,000)	¥ 0